UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Real Estate Income Fund (JRS)
March 31, 2012

Shares	Description (1)				Value
	Real Estate Investment Trust Common Stocks – 84.5% (62.4% of Total Investments)
	Diversified – 5.5%
307,000	Colonial Properties Trust				$ 6,671,110
115,000	Vornado Realty Trust				9,683,000
	Total Diversified				16,354,110
	Hotels, Restaurants & Leisure – 5.4%
724,375	Host Hotels & Resorts Inc.				11,894,238
78,000	Starwood Hotels & Resorts Worldwide, Inc.				4,399,980
	Total Hotels, Restaurants & Leisure				16,294,218
	Industrial – 5.3%
443,407	Prologis Inc.				15,971,520
	Office – 13.3%
96,710	Boston Properties, Inc.				10,153,583
205,200	CommonWealth REIT				3,820,824
284,650	Corporate Office Properties				6,606,727
291,610	Mack-Cali Realty Corporation				8,404,200
138,190	SL Green Realty Corporation				10,716,635
	Total Office				39,701,969
	Residential – 15.9%
267,300	Apartment Investment & Management Company, Class A				7,059,393
113,598	AvalonBay Communities, Inc.				16,057,077
103,000	BRE Properties, Inc.				5,206,650
307,760	Equity Residential				19,271,931
	Total Residential				47,595,051
	Retail – 18.5%
33,270	Federal Realty Investment Trust				3,220,203
712,929	General Growth Properties Inc.				12,112,664
147,407	Macerich Company				8,512,754
212,170	Regency Centers Corporation				9,437,322
4	Rouse Properties Inc., (2)				54
151,959	Simon Property Group, Inc.				22,137,386
	Total Retail				55,420,383
	Specialized – 20.6%
258,510	Extra Space Storage Inc.				7,442,503
364,670	HCP Inc.				14,389,878
211,820	Health Care REIT, Inc.				11,641,627
103,107	Public Storage, Inc., (3)				14,246,294
241,810	Ventas Inc.				13,807,352
	Total Specialized				61,527,654
	Total Real Estate Investment Trust Common Stocks (cost $180,269,343)				252,864,905

Shares	Description (1)	Coupon		Ratings (4)	Value
	Convertible Preferred Securities – 3.8% (2.8% of Total Investments)
	Office – 3.8%
525,756	CommonWealth REIT	6.500%		Baa3	$ 11,230,148
	Total Convertible Preferred Securities (cost $10,684,923)				11,230,148

Shares	Description (1)	Coupon			Value
	Real Estate Investment Trust Preferred Securities – 42.0% (31.0% of Total Investments)
	Diversified – 3.0%
335,978	Lexington Realty Trust	7.550%			$ 8,248,260
27,700	PS Business Parks, Inc., Series I	6.875%			694,439
	Total Diversified				8,942,699
	Office – 16.0%
181,000	CommomWealth REIT	7.125%			4,485,180
12,141	Highwoods Properties, Inc., Series A, (8)	8.625%			13,852,122
293,000	Hudson Pacific Properties Inc.	8.375%			7,720,550
314,000	Parkway Properties, Inc.	8.000%			7,837,440
550,000	SL Green Realty Corporation, (3)	7.625%			13,838,000
	Total Office				47,733,292
	Residential – 5.8%
179,300	Apartment Investment & Management Company, Series U	7.875%			4,532,704
511,100	Apartment Investment & Management Company, Series Y	7.750%			12,828,610
	Total Residential				17,361,314
	Retail – 7.2%
37,842	CBL & Associates Properties Inc., Series C	7.750%			954,754
102,000	CBL & Associates Properties Inc., Series D	7.375%			2,550,000
70,550	Glimcher Realty Trust, Series G	8.125%			1,743,996
158,000	Inland Real Estate Corporation	8.250%			4,043,220
95,000	Kimco Realty Corporation,	7.750%			2,413,000
175,000	Regency Centers Corporation	6.625%			4,453,750
152,800	Saul Centers, Inc.	8.000%			3,995,720
60,000	Weingarten Realty Trust	6.750%			1,498,800
	Total Retail				21,653,240
	Specialized REIT – 10.0%
56,350	Cogdell Spencer Inc., (2)	8.500%			1,421,147
114,174	HCP Inc., Series F	7.100%			2,863,484
103,300	Hersha Hospitality Trust, Series A	8.000%			2,649,645
652,421	Hospitality Properties Trust, Series C	7.000%			16,388,816
271,452	Sunstone Hotel Investors Inc., Series A	8.000%			6,664,146
	Total Specialized REIT				29,987,238
	Total Real Estate Investment Trust Preferred Securities (cost $119,931,210)				125,677,783

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Convertible Bonds – 2.6% (1.9% of Total Investments)
	Office – 2.6%
$ 8,000	Corporate Office Properties LP, Convertible Bond, 144A	4.250%	4/15/30	N/R	$ 7,790,000
	Total Convertible Bonds (cost $7,455,609)				7,790,000

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 2.5% (1.9% of Total Investments)
$ 7,544	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/12, repurchase price $7,543,566, collateralized by $7,100,000 U.S. Treasury Notes, 2.625%, due 4/30/16, value $7,694,625	0.010%	4/02/12		$ 7,543,560
	Total Short-Term Investments (cost $7,543,560)				7,543,560
	Total Investments (cost $325,884,645) – 135.4%				405,106,396
	Borrowings – (37.1)% (5), (6)				(111,000,000)
	Other Assets Less Liabilities – 1.7% (7)				5,057,769
	Net Assets Applicable to Common Shares – 100%				$ 299,164,165

Investments in Derivatives at March 31, 2012

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate		Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(Depreciation)
JPMorgan	$20,727,500	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/14	$ (409,964)
Morgan Stanley	20,727,500	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/16	(1,187,342)
							$(1,597,306)

* Annualized

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$252,864,905	$ –	$–	$252,864,905
Convertible Preferred Securities	11,230,148	–	–	11,230,148
Real Estate Investment Trust Preferred Stocks	111,825,661	13,852,122	–	125,677,783
Convertible Bonds	–	7,790,000	–	7,790,000
Short-Term Investments:
Repurchase Agreements	–	7,543,560	–	7,543,560
Derivatives:
Interest Rate Swaps*	–	(1,597,306)	–	(1,597,306)
Total	$375,920,714	$27,588,376	$–	$403,509,090

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$ —	Unrealized depreciation on interest rate swaps*	$ 1,597,306

* Value represents cumulative gross unrealized appreciation (depreciation) of interest rate swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $329,325,101.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation					$ 81,089,733
Depreciation					(5,308,438)

Net unrealized appreciation (depreciation) of investments					$ 75,781,295

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)				All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)				Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)				Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)				Borrowings as a percentage of Total Investments is 27.4%.
(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2012, investments with a value of $323,127,400 have been pledged as collateral for Borrowings.

(7)				Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.
(8)				For fair value measurement disclosure purposes, Preferred Security categorized as Level 2.
N/R				Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD–LIBOR				United States Dollar–London Inter–Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012